TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1]	$ 38,937	$ 39,719
Property, equipment and intangibles		1,004	1,466
Inventory accrual		1,173	1,129
Vacation accrual		1,103	833
Supplementary tax advances		2,489	2,315
Deferred revenues		567	1,237
Research and development costs		297	269
Other temporary differences		2,568	1,498
Gross deferred tax assets		48,138	48,466
Valuation allowance		(25,476)	(26,693)
Net deferred tax assets		22,662	21,773
Gross deferred tax liabilities
Property, equipment and intangibles		(3,367)	(3,343)
Gross deferred tax liabilities		(3,367)	(3,343)
Net deferred tax assets		$ 19,295	$ 18,430

[1]	The amounts are shown after reduction for unrecognized tax benefits of $4,197 and $2,855 as of December 31, 2020 and 2019, respectively.